Interest-bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Loans and Borrowings Outstanding

	2019 € m	2018 € m
Bank overdrafts	41	113

Bank loans	465	356

Bonds	8,508	8,825

Finance leases (i)	-	21

Other	-	1
Interest-bearing loans and borrowings	9,014	9,316

Interest-bearing loans and borrowings include loans of
€
nil million (2018:
€
5 million) secured on specific items of property, plant and equipment; these figures do not include finance leases.

(i)	Finance leases in 2018 relate to leases previously capitalised under IAS 17. Refer to note 22 for all leases capitalised under IFRS 16 in 2019.

Summary of Maturity Profile for Loans, Borrowings and Undrawn Committed Facilities
Maturity profile of loans and borrowings and undrawn committed facilities

	As at 31 December 2019		As at 31 December 2018
	Loans and borrowings € m	Undrawn committed facilities € m	Loans and borrowings € m	Undrawn committed facilities € m
Within one year	815	-	618	-

Between one and two years	956	12	748	-

Between two and three years	385	5	948	15

Between three and four years	771	50	370	50

Between four and five years	598	3,500	776	3,500

After five years	5,489	43	5,856	18
Total	9,014	3,610	9,316	3,583